INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule Of Income Tax Expense (Benefit)
Income tax expense (benefit) of the Company consisted of:

	For the years ended
	December 31, 2021	December 31, 2020	December 31, 2019
Current income tax expense (benefit):
Federal	$7,422	$(530)	$4,420
State	323	1,174	302
Foreign	2,602	1,668	1,894

Total current income tax expense (benefit)	10,347	2,312	6,616
Deferred income tax expense (benefit):
Federal	823	7,136	(9,663)
State	(552)	(622)	(1,826)
Foreign	(189)	—	—

Total deferred income tax expense (benefit)	82	6,514	(11,489)

Total income tax expense (benefit)	$10,429	$8,826	$(4,873)

Schedule of Provision and Effective tax rates
Reported income tax expense (benefit) for the year ended December 31, 2021, 2020 and 2019 differs from the “expected” tax expense (benefit), computed by applying the U.S. Federal statutory income tax rate of 21% to income before income taxes as follows:

	For the years ended
	December 31, 2021	December 31, 2020	December 31, 2019
Expected tax expense (benefit) at U.S. Federal statutory rates	$(3,510)	$8,753	$(906)
State income tax expense (benefit)	(180)	335	(1,005)
Permanent tax differences	825	(53)	494
Global intangible low-taxed income	375	220	—
Foreign rate differential	719	389	369
Tax credit	(1,620)	(646)	(750)
Earn-outs	5,470	—	—
Change in fair value of warrants	6,842	—	—
Transaction costs	1,465	280	—
Other differences, net	43	(452)	(3,075)

Total income tax expense (benefit)	$10,429	$8,826	$(4,873)

Scheduel of Income Before Income Taxes Was Subject To Taxes
The Company’s income before income taxes was subject to taxes in the following jurisdictions:

	For the years ended
	December 31, 2021	December 31, 2020	December 31, 2019
United States	$(24,772)	$37,548	$(7,879)
Foreign	8,062	4,135	3,567

Income (loss) before income taxes	$(16,710)	$41,683	$(4,312)

Schedule Of Deferred Tax Assets And Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets and deferred tax liabilities consisted of the following:

	December 31,
	2021	2020
Deferred tax assets:
Reserves on assets	$8,140	$6,435
Liabilities not yet deductible	3,040	3,786
Interest expense limitation	7,863	5,491
Other	1,764	2,570

Total gross deferred tax assets	20,807	18,282
Deferred tax liabilities:
Tradename	32,713	31,962
Intangible assets	43,965	45,956
Goodwill	7,969	5,743
Inventory	—	832
Property, plant and equipment	6,205	5,125

Total gross deferred tax liabilities	90,852	89,618

Net deferred tax liabilities	$70,045	$71,336